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EQUITABLE LIFE INSURANCE COMPANY OF IOWA
SEPARATE ACCOUNT A OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA

                              PROSPECTUS SUPPLEMENT
                              DATED AUGUST 16, 2002

                         SUPPLEMENT TO THE PROSPECTUSES
                              DATED MAY 1, 2002 FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
               ISSUED BY EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                    ("EQUISELECT AND PRIMELITE PROSPECTUSES")

                          -----------------------------

You should keep this supplement with your Profile and Prospectus.

Effective October 2, 2002, please send all correspondence, including inquiries regarding your contract, premium payments, requests for Statement of Additional Information and any other communication regarding your contract to the following address:

         Customer Service Center
         P.O. Box 9271
         Des Moines, IA  50306-9271

The telephone number has not changed. The telephone number is (800) 366-0066.

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EQUITABLE LIFE INSURANCE COMPANY OF IOWA
Equitable Life Insurance Company of Iowa is a stock company domiciled in Iowa.

124598   EquiSelect Prospectuses                                       08/16/02